Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2024	2023
Accrued payroll and employee benefits(1)	$1,325,178	$1,571,921
Others(2)	198,665	77,049
Total	$1,523,843	$1,648,970

(1)	Accrued payroll and employee benefits mainly include employee salary accrued for current month and is to be paid in the following month, plus accrued employee social security insurance and housing fund in accordance with PRC labor laws.

(2)	Others mainly include rental fee payables, utilities fee payables and other professional fee payables to support the Company’s daily operations.